2. SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Practices Tables
Fair Value Measurements
	December 31, 2012				December 31, 2011
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Derivative liabilities	$-	$-	$-	$-	$-	$7,937,793	$-	$7,937,793